Pension and Other Postretirement Plans Assets of the Aetna Pension Plan Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	$ 5,668.7	[1]	$ 5,918.6	[2]
Cash And Cash Equivalents And Other Payables Excluded From Total Investments Of The Pension Plan Assets	133.2		228.4
Pension Plan [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	5,801.9		6,147.0		$ 6,157.8
Pension Plan [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	2,224.8	[1]	2,411.4	[2]
Pension Plan [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	2,481.3	[1]	2,564.3	[2]
Pension Plan [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	962.6	[1]	942.9	[2]
Pension Plan [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	2,350.4		2,402.7
Pension Plan [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	427.9		452.1
Pension Plan [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,919.9		1,948.6
Pension Plan [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	2.6		2.0
Pension Plan [Member] | Equity Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,801.9		1,964.8
Pension Plan [Member] | Equity Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,796.9		1,959.3
Pension Plan [Member] | Equity Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	5.0		5.5
Pension Plan [Member] | Equity Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | Real Estate [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	496.9		469.7
Pension Plan [Member] | Real Estate [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | Real Estate [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | Real Estate [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	496.9		469.7
Pension Plan [Member] | Other Assets [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	463.1		471.4
Pension Plan [Member] | Other Assets [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | Other Assets [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.2
Pension Plan [Member] | Other Assets [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	463.1		471.2
Pension Plan [Member] | Other Investments [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,516.4		1,551.1
Pension Plan [Member] | Other Investments [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | Other Investments [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	556.4		610.2
Pension Plan [Member] | Other Investments [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	960.0		940.9
Pension Plan [Member] | US Treasury and Government [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	563.4		550.4
Pension Plan [Member] | US Treasury and Government [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	427.9		452.1
Pension Plan [Member] | US Treasury and Government [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	135.5		98.3
Pension Plan [Member] | US Treasury and Government [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | States, municipalities and political subdivisions [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	126.1		132.2
Pension Plan [Member] | States, municipalities and political subdivisions [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | States, municipalities and political subdivisions [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	126.1		132.2
Pension Plan [Member] | States, municipalities and political subdivisions [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | U.S. corporate securities [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,230.8		1,246.3
Pension Plan [Member] | U.S. corporate securities [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | U.S. corporate securities [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,229.3		1,244.8
Pension Plan [Member] | U.S. corporate securities [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1.5		1.5
Pension Plan [Member] | Foreign securities [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	136.2		161.5
Pension Plan [Member] | Foreign securities [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | Foreign securities [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	136.2		161.5
Pension Plan [Member] | Foreign securities [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | Residential mortgage-backed securities [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	196.3		221.1
Pension Plan [Member] | Residential mortgage-backed securities [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | Residential mortgage-backed securities [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	196.3		221.1
Pension Plan [Member] | Residential mortgage-backed securities [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | Commercial mortgage-backed securities [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	51.6		50.7
Pension Plan [Member] | Commercial mortgage-backed securities [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | Commercial mortgage-backed securities [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	50.5		50.2
Pension Plan [Member] | Commercial mortgage-backed securities [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1.1		0.5
Pension Plan [Member] | Other asset-backed securities [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	39.5		32.3
Pension Plan [Member] | Other asset-backed securities [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | Other asset-backed securities [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	39.5		32.3
Pension Plan [Member] | Other asset-backed securities [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | Redeemable Preferred Securities [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	6.5		8.2
Pension Plan [Member] | Redeemable Preferred Securities [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | Redeemable Preferred Securities [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	6.5		8.2
Pension Plan [Member] | Redeemable Preferred Securities [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | US Domestic securities [Member] | Equity Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,226.7		1,249.3
Pension Plan [Member] | US Domestic securities [Member] | Equity Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,221.7		1,243.8
Pension Plan [Member] | US Domestic securities [Member] | Equity Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	5.0		5.5
Pension Plan [Member] | US Domestic securities [Member] | Equity Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | International [Member] | Equity Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	547.0		686.6
Pension Plan [Member] | International [Member] | Equity Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	547.0		686.6
Pension Plan [Member] | International [Member] | Equity Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | International [Member] | Equity Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | Common/collective trusts | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	254.6		272.6
Pension Plan [Member] | Common/collective trusts | Equity Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	301.8		337.4
Pension Plan [Member] | Common/collective trusts | Other Investments [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	556.4	[3]	610.0	[4]
Pension Plan [Member] | Common/collective trusts | Other Investments [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0	[3]	0.0	[4]
Pension Plan [Member] | Common/collective trusts | Other Investments [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	556.4	[3]	610.0	[4]
Pension Plan [Member] | Common/collective trusts | Other Investments [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0	[3]	0.0	[4]
Pension Plan [Member] | Domestic Real Estate [Member] | Equity Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	28.2		28.9
Pension Plan [Member] | Domestic Real Estate [Member] | Equity Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	28.2		28.9
Pension Plan [Member] | Domestic Real Estate [Member] | Equity Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.0		0.0
Pension Plan [Member] | Domestic Real Estate [Member] | Equity Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	$ 0.0		$ 0.0

[1]	Excludes $133.2 million of cash and cash equivalents and other payables.
[2]	Excludes $228.4 million of cash and cash equivalents and other payables.
[3]	The assets in the underlying funds of common/collective trusts are comprised of $301.8 million of equity securities and $254.6 million of debt securities.
[4]	The assets in the underlying funds of common/collective trusts are comprised of $337.4 million of equity securities and $272.6 million of debt securities.